Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Plan Investment Fund, Inc.
(the “Fund”)
Supplement dated September 23, 2024 to the
Prospectus and Statement of Additional Information dated April 30, 2024 of the Government
Portfolio and the Money Market Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)
Effective September 30, 2024, the Money Market Portfolio will no longer calculate its Net Asset Value (“NAV”) per Participation Certificate three times each business day, and will instead calculate its NAV per Participation Certificate once each business day at 3:00 P.M. Eastern time. In addition, effective October 2, 2024 and pursuant to amendments to Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the redemption of Participation Certificates of the Money Market Portfolio will, under certain conditions, be subject to a mandatory liquidity fee. As a result of these and other matters, the Prospectus and Statement of Additional Information are amended as described below.
Effective October 2, 2024, on page 9 of the Prospectus in the section titled “MONEY MARKET PORTFOLIO—Principal Investment Risks” and on page 17 of the Prospectus in the section titled “ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS—Principal Investment Risks” Discretionary Liquidity Fee Risk is restated as follows:
Liquidity Fee Risk. The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions of Participation Certificates of the Money Market Portfolio, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees, based on liquidity costs as determined by the Advisor, on redemptions of Participation Certificates of the Money Market Portfolio that are made on a day in which the Portfolio’s total net redemptions exceed 5% of the Portfolio’s net assets. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.

Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Plan Investment Fund, Inc.
(the “Fund”)
Supplement dated September 23, 2024 to the
Prospectus and Statement of Additional Information dated April 30, 2024 of the Government
Portfolio and the Money Market Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)
Effective September 30, 2024, the Money Market Portfolio will no longer calculate its Net Asset Value (“NAV”) per Participation Certificate three times each business day, and will instead calculate its NAV per Participation Certificate once each business day at 3:00 P.M. Eastern time. In addition, effective October 2, 2024 and pursuant to amendments to Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the redemption of Participation Certificates of the Money Market Portfolio will, under certain conditions, be subject to a mandatory liquidity fee. As a result of these and other matters, the Prospectus and Statement of Additional Information are amended as described below.
Effective October 2, 2024, on page 9 of the Prospectus in the section titled “MONEY MARKET PORTFOLIO—Principal Investment Risks” and on page 17 of the Prospectus in the section titled “ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS—Principal Investment Risks” Discretionary Liquidity Fee Risk is restated as follows:
Liquidity Fee Risk. The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions of Participation Certificates of the Money Market Portfolio, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees, based on liquidity costs as determined by the Advisor, on redemptions of Participation Certificates of the Money Market Portfolio that are made on a day in which the Portfolio’s total net redemptions exceed 5% of the Portfolio’s net assets. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.

Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Plan Investment Fund, Inc.
(the “Fund”)
Supplement dated September 23, 2024 to the
Prospectus and Statement of Additional Information dated April 30, 2024 of the Government
Portfolio and the Money Market Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)
Effective September 30, 2024, the Money Market Portfolio will no longer calculate its Net Asset Value (“NAV”) per Participation Certificate three times each business day, and will instead calculate its NAV per Participation Certificate once each business day at 3:00 P.M. Eastern time. In addition, effective October 2, 2024 and pursuant to amendments to Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the redemption of Participation Certificates of the Money Market Portfolio will, under certain conditions, be subject to a mandatory liquidity fee. As a result of these and other matters, the Prospectus and Statement of Additional Information are amended as described below.
Effective October 2, 2024, on page 9 of the Prospectus in the section titled “MONEY MARKET PORTFOLIO—Principal Investment Risks” and on page 17 of the Prospectus in the section titled “ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS—Principal Investment Risks” Discretionary Liquidity Fee Risk is restated as follows:
Liquidity Fee Risk. The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions of Participation Certificates of the Money Market Portfolio, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees, based on liquidity costs as determined by the Advisor, on redemptions of Participation Certificates of the Money Market Portfolio that are made on a day in which the Portfolio’s total net redemptions exceed 5% of the Portfolio’s net assets. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.